Other liabilities - Other Current and Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other liabilities
Payable to non-current asset suppliers - Non-Current	$ 182	$ 99
Payable to non-current asset suppliers - Current	6,989	11,648
Payable to non-current asset suppliers	7,171	11,747
Guarantees and deposits - non-current	18	16
Guarantees and deposits	18	16
Remuneration payable - Non- current	38	55
Remuneration payable - current	33,003	45,705
Remuneration payable	33,041	45,760
Tax payables - current	22,459	20,799
Total tax payables	22,459	20,799
Contingent consideration - non -current	20,338	23,119
Contingent consideration - current	1,626	3,103
Contingent consideration	21,964	26,222
Other liabilities - non-current	5,330	1,741
Other liabilities - current	32,352	22,315
Other liabilities	37,682	24,056
Total other non current liabilities	25,906	25,030
Total other current liabilities	96,429	103,570
Total other liabilities	$ 122,335	$ 128,600